INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

22.   INCOME TAXES

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Samoa withholding tax will be imposed.

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

22.   INCOME TAXES (CONTINUED)

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to its shareholders.

Mainland China

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a statutory tax rate of 25%. Enterprises qualified as “High New Technology Enterprises (“HNTEs”) enjoy a preferential income tax rate of 15%. Dividends, interest, rent or royalties and proceeds from any such assets located in the PRC (after deducting the net value of such assets) shall be subject to a 10% withholding tax.

Shanghai Evergreen and Shanghai Sipei were recognized as qualified HNTEs since 2017 and 2020, respectively. Their latest qualified periods are for 2023 to 2025 and enjoy a preferential tax rate of 15%.

Income (loss) before income taxes and share of losses in equity method investments consists of:

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Mainland China	198,215,455	(301,862,814)	351,791,690	49,548,823
Others	(2,739,212)	(202,301,240)	28,580,168	4,025,431
Total	195,476,243	(504,164,054)	380,371,858	53,574,254

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Current tax	112,009,150	86,534,248	120,875,594	17,024,971
Deferred tax	278,081	(130,607,150)	(2,423,339)	(341,320)
Total	112,287,231	(44,072,902)	118,452,255	16,683,651

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2021	2022	2023
	(As adjusted)	(As adjusted)
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	11%	9%	3%
Effect of international rate difference	1%	(9)%	(2)%
Effect of preferential tax rate	(8)%	0%	(1)%
FIN48 accrual and reversal	18%	(4)%	7%
Valuation allowance	19%	(10)%	3%
Tax effect of expenses that are not deductible in determining taxable profit	(9)%	(2)%	(4)%
Effective tax rate	57%	9%	31%

22.   INCOME TAXES (CONTINUED)

Mainland China (continued)

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2021, 2022 and 2023 are as follows:

	As of December 31
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Deferred tax assets:
Net loss carryforward	148,078,332	156,003,878	21,972,687
Lease liabilities	447,847,914	417,112,367	58,749,048
Bad debt expenses	79,889,329	89,464,616	12,600,828
Deferred revenue	92,320,709	83,228,802	11,722,532
Impairment of long-lived assets and other assets	58,292,381	65,542,792	9,231,509
Accrued expenses	19,923,623	19,373,529	2,728,705
Unrealized losses from equity securities	717,944	1,342,225	189,048
Outside basis difference	5,759,144	—	—
Valuation allowance	(180,469,287)	(192,143,009)	(27,062,777)
Total deferred tax assets	672,360,089	639,925,200	90,131,580
Deferred tax liabilities:
Depreciation of property and equipment	(10,504,158)	(2,479,000)	(349,160)
Unrealized gains from equity securities	(5,360,418)	(1,939,227)	(273,134)
Intangible assets arising from acquisition	(82,416,163)	(75,820,498)	(10,679,094)
Withholding tax on PRC earnings to be distributed	(20,730,212)	(30,504,731)	(4,296,502)
Right-of-use assets	(414,067,632)	(381,932,879)	(53,794,121)
Total deferred tax liabilities	(533,078,583)	(492,676,335)	(69,392,011)

The Group offset deferred tax liabilities and assets pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2023, management recorded a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. As of December 31, 2023, the Group had tax losses carryforwards of RMB624,015,512 (USD87,890,747), mainly deriving from the entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit and which will expire between 2024 and 2028 if not utilized.

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The cumulated undistributed earnings of the Group’s subsidiaries in mainland China intends to indefinitely reinvested were RMB625,124,881 (USD88,046,998) as of December 31, 2023. As of December 31, 2023, the related withholding tax liability unrecognized was RMB62,512,488 (USD8,804,700).

22.   INCOME TAXES (CONTINUED)

Mainland China (continued)

The Group made its assessment of the level of authority for each of its uncertain tax positions based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time. RMB278,696,225 (USD39,253,542) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate. A reconciliation of unrecognized tax benefits is as follows:

Unrecognized tax benefits —December 31, 2021(As adjusted)	249,553,169
Increases — tax positions in the current period	27,552,369
Decreases — tax positions in prior period	(19,805,374)
Unrecognized tax benefits — December 31, 2022(As adjusted)	257,300,164
Unrecognized tax benefits — January 1, 2023	257,300,164
Increases — tax positions in the current period	61,493,198
Decreases — tax positions in prior period	(40,097,137)
Unrecognized tax benefits — December 31, 2023	278,696,225

In the year ended December 31, 2023, the Company recorded interest expense of RMB36,687,692 (USD5,167,353). In the year ended December 31, 2023, the Company reversed interest expense of RMB29,836,683 (USD4,202,409). As of December 31, 2023, the accumulated interest expense and penalty recorded by the Group was RMB111,237,228 (USD15,667,436) and nil, respectively.

The Group’s subsidiaries in mainland China are subject to examination by the PRC tax authorities from 2018 through 2023 on non-transfer pricing matters, and from 2013 through 2023 on transfer pricing matters.